Going Concern Uncertainty (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2020
Net loss	$ (1,481,000)	$ (351,000)	$ (4,722,000)	$ (754,000)	$ (2,047,000)	$ (259,000)
Reclassification of debt exceeds currrent assets					25,000
Unrestricted cash	1,710,000		1,710,000
Debt instrument principal amount	$ 3,350,100		$ 3,350,100
Debt outstanding reclassified as current liabilities					1,750,000
Subsequent Event [Member]
Annualized salaries and implemented measures to preserve capital amount							$ 2,200,000
Avid Bank Term Loan [Member]
Unrestricted cash					3,209,000
Debt instrument principal amount					$ 2,750,000
Debt instrument, maturity date					Sep. 28, 2022